UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 7920

Western Asset High Income Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET HIGH INCOME

OPPORTUNITY FUND INC.

FORM N-Q

JUNE 30, 2008

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited)

June 30, 2008

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 91.5%
CONSUMER DISCRETIONARY — 18.0%
Auto Components — 1.5%
	Allison Transmission Inc.:
970,000	11.000% due 11/1/15 (a)	$873,000
1,720,000	Senior Notes, 11.250% due 11/1/15 (a)(b)	1,496,400
1,820,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	882,700
	Visteon Corp.:
3,456,000	12.250% due 12/31/16 (a)	2,782,080
1,372,000	Senior Notes, 8.250% due 8/1/10	1,227,940
	Total Auto Components	7,262,120
Automobiles — 1.4%
505,000	Ford Motor Co., Debentures, 8.900% due 1/15/32	325,725
	General Motors Corp.:
1,330,000	Notes, 7.200% due 1/15/11	1,027,425
	Senior Debentures:
1,350,000	8.250% due 7/15/23	793,125
5,040,000	8.375% due 7/15/33	3,011,400
2,125,000	Senior Notes, 7.125% due 7/15/13	1,354,687
	Total Automobiles	6,512,362
Diversified Consumer Services — 0.5%
2,485,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	2,298,625

Hotels, Restaurants & Leisure — 3.9%
675,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/1/16	501,188
2,345,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)	46,900
1,370,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	1,102,850
1,450,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	1,268,750
618,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	602,550
1,220,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	972,950
1,095,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	1,095,000
445,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	291,475
1,120,000	Harrah’s Operating Co. Inc., Senior Notes, 10.750% due 2/1/16 (a)	935,200
1,640,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (a)	1,500,600
2,545,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	2,201,425
700,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	591,500
	MGM MIRAGE Inc.:
1,130,000	Notes, 6.750% due 9/1/12	1,019,825
360,000	Senior Notes, 7.500% due 6/1/16	297,900
225,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	178,875
2,135,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	2,300,462
1,155,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	993,300
790,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.936% due 2/1/14 (a)(d)	584,600
	Station Casinos Inc.:
	Senior Notes:
80,000	6.000% due 4/1/12	64,000
1,865,000	7.750% due 8/15/16	1,436,050
	Senior Subordinated Notes:
135,000	6.875% due 3/1/16	74,419

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2008

Face Amount†	Security	Value
Hotels, Restaurants & Leisure — 3.9% (continued)
165,000	6.625% due 3/15/18	$89,100
	Total Hotels, Restaurants & Leisure	18,148,919
Household Durables — 1.9%
200,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	196,000
1,140,000	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	1,142,850
1,950,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	1,706,250
1,965,000	K Hovnanian Enterprises Inc., 11.500% due 5/1/13 (a)	2,048,513
1,790,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,807,900
2,210,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.128% due 9/1/12	2,069,112
	Total Household Durables	8,970,625
Internet & Catalog Retail — 0.2%
780,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (a)	766,350

Media — 6.3%
	Affinion Group Inc.:
550,000	Senior Notes, 10.125% due 10/15/13	554,125
2,520,000	Senior Subordinated Notes, 11.500% due 10/15/15	2,526,300
8,745,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	6,525,956
795,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	721,463
540,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	394,200
850,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	620,500
2,930,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	3,025,225
	CSC Holdings Inc., Senior Notes:
1,320,000	8.125% due 7/15/09	1,333,200
760,000	6.750% due 4/15/12	718,200
1,416,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	1,277,940
660,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	683,100
630,000	EchoStar DBS Corp., Senior Notes, 7.750% due 5/31/15 (a)	615,825
2,575,000	Historic TW Inc., Senior Notes, 6.625% due 5/15/29	2,349,494
4,310,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	2,731,463
	R.H. Donnelley Corp.:
1,475,000	Senior Discount Notes, 6.875% due 1/15/13	885,000
1,915,000	Senior Notes, 8.875% due 1/15/16	1,158,575
1,060,000	Sun Media Corp., 7.625% due 2/15/13	1,030,850
	TL Acquisitions Inc.:
1,080,000	Senior Notes, 10.500% due 1/15/15 (a)	939,600
1,790,000	Senior Subordinated Notes, step bond to yield 13.249% due 7/15/15 (a)	1,315,650
	Total Media	29,406,666
Multiline Retail — 1.4%
	Dollar General Corp.:
510,000	10.625% due 7/15/15	507,450
1,840,000	Senior Subordinated Notes, 11.875% due 7/15/17 (b)	1,748,000
	Neiman Marcus Group Inc.:
150,000	7.125% due 6/1/28	133,500
4,345,000	Senior Subordinated Notes, 10.375% due 10/15/15	4,366,725
	Total Multiline Retail	6,755,675
Specialty Retail — 0.9%
540,000	Ace Hardware Corp., Senior Secured Notes, 9.125% due 6/1/16 (a)	507,600

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2008

Face Amount†	Security	Value
Specialty Retail — 0.9% (continued)
	AutoNation Inc., Senior Notes:
225,000	4.713% due 4/15/13 (d)	$191,250
345,000	7.000% due 4/15/14	308,775
1,735,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,427,037
365,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	379,600
	Michaels Stores Inc.:
1,120,000	Senior Notes, 10.000% due 11/1/14	975,800
840,000	Senior Subordinated Bonds, 11.375% due 11/1/16	672,000
	Total Specialty Retail	4,462,062
	TOTAL CONSUMER DISCRETIONARY	84,583,404
CONSUMER STAPLES — 1.2%
Food & Staples Retailing — 0.1%
276,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	325,767

Food Products — 0.5%
	Dole Food Co. Inc., Senior Notes:
155,000	8.625% due 5/1/09	148,413
2,025,000	7.250% due 6/15/10	1,842,750
575,000	8.875% due 3/15/11	514,625
	Total Food Products	2,505,788
Household Products — 0.3%
1,235,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,216,475

Tobacco — 0.3%
	Alliance One International Inc., Senior Notes:
385,000	8.500% due 5/15/12	363,825
1,270,000	11.000% due 5/15/12	1,314,450
	Total Tobacco	1,678,275
	TOTAL CONSUMER STAPLES	5,726,305
ENERGY — 13.1%
Energy Equipment & Services — 2.1%
2,305,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	2,951,642
1,150,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	1,154,313
1,350,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (a)	1,383,750
625,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	626,563
60,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	65,110
3,270,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	3,667,982
	Total Energy Equipment & Services	9,849,360
Oil, Gas & Consumable Fuels — 11.0%
1,740,000	Atlas Pipeline Partners LP, 8.750% due 6/15/18 (a)	1,735,650
3,572,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	3,670,230
	Chesapeake Energy Corp., Senior Notes:
2,845,000	6.625% due 1/15/16	2,745,425
140,000	6.500% due 8/15/17	131,600
1,180,000	6.250% due 1/15/18	1,091,500
1,505,000	7.250% due 12/15/18	1,471,137
570,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	571,425
672,117	Corral Finans AB, 4.291% due 4/15/10 (a)(b)(d)	591,463
	El Paso Corp., Medium-Term Notes:
540,000	7.800% due 8/1/31	546,513
4,965,000	7.750% due 1/15/32	4,998,683
	Enterprise Products Operating LP:
1,310,000	Junior Subordinated Notes, 8.375% due 8/1/66	1,311,521

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2008

Face Amount†	Security	Value
Oil, Gas & Consumable Fuels — 11.0% (continued)
425,000	Subordinated Notes, 7.034% due 1/15/68	$372,176
2,500,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	2,468,750
515,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16 (a)	509,850
1,905,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	1,947,862
	Mariner Energy Inc., Senior Notes:
940,000	7.500% due 4/15/13	916,500
555,000	8.000% due 5/15/17	539,738
1,060,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18 (a)	1,089,150
	OPTI Canada Inc., Senior Secured Notes:
470,000	7.875% due 12/15/14	466,475
505,000	8.250% due 12/15/14	505,000
1,080,000	Parallel Petroleum Corp., 10.250% due 8/1/14	1,088,100
	Petrohawk Energy Corp., Senior Notes:
1,075,000	9.125% due 7/15/13	1,107,250
420,000	7.875% due 6/1/15 (a)	412,125
	Petroplus Finance Ltd.:
630,000	6.750% due 5/1/14 (a)	573,300
1,150,000	Senior Note, 7.000% due 5/1/17 (a)	1,020,625
1,200,000	Quicksilver Resources Inc., 7.750% due 8/1/15	1,194,000
4,500,000	SandRidge Energy Inc., 8.625% due 4/1/15 (a)(b)	4,635,000
2,905,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)	2,832,375
1,020,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	1,054,588
350,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16 (a)	339,500
600,000	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	651,750
2,335,000	VeraSun Energy Corp., 9.375% due 6/1/17	1,214,200
1,325,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	1,285,250
1,275,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	1,257,469
	Williams Cos. Inc.:
	Notes:
1,280,000	7.875% due 9/1/21	1,363,200
2,320,000	8.750% due 3/15/32	2,644,800
1,125,000	Senior Notes, 7.625% due 7/15/19	1,186,875
	Total Oil, Gas & Consumable Fuels	51,541,055
	TOTAL ENERGY	61,390,415
FINANCIALS — 11.8%
Commercial Banks — 0.5%
500,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	503,750
	TuranAlem Finance BV, Bonds:
1,530,000	8.250% due 1/22/37 (a)	1,281,375
470,000	8.250% due 1/22/37 (a)	394,212
	Total Commercial Banks	2,179,337
Consumer Finance — 4.7%
1,925,000	AmeriCredit Corp., 8.500% due 7/1/15	1,549,625
	Ford Motor Credit Co.:
	Notes:
925,000	7.875% due 6/15/10	798,760
2,535,000	7.241% due 4/15/12 (d)	2,376,349
1,140,000	7.000% due 10/1/13	840,358
	Senior Notes:
1,037,000	8.050% due 6/15/11 (d)	844,390
1,370,000	5.538% due 1/13/12 (d)	974,506
7,610,000	12.000% due 5/15/15	6,701,640
	General Motors Acceptance Corp.:
6,290,000	Bonds, 8.000% due 11/1/31	4,100,231

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2008

Face Amount†	Security	Value
Consumer Finance — 4.7% (continued)
1,255,000	Notes, 6.875% due 8/28/12	$860,098
3,170,000	SLM Corp., 8.450% due 6/15/18	3,046,081
	Total Consumer Finance	22,092,038
Diversified Financial Services — 4.1%
1,085,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	694,400
1,040,000	Capmark Financial Group Inc., 5.875% due 5/10/12	734,209
1,250,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	1,071,875
1,970,000	Citigroup Inc., Junior Subordinated Notes, 8.400% due 4/30/18 (d)	1,875,164
2,200,000	Elyria Foundry Co./EH Acquisition Inc., 13.000% due 3/1/13 (a)	2,200,000
	Leucadia National Corp., Senior Notes:
1,220,000	8.125% due 9/15/15	1,232,200
450,000	7.125% due 3/15/17	432,000
	LVB Acquisition Merger:
500,000	Senior Notes, 10.375% due 10/15/17 (a)	532,500
820,000	Senior Subordinated Bonds, 11.625% due 10/15/17 (a)	873,300
	Residential Capital LLC:
2,458,000	8.500% due 5/15/10 (a)	2,077,010
3,676,000	9.625% due 5/15/15 (a)	1,801,240
	TNK-BP Finance SA:
1,525,000	7.875% due 3/13/18 (a)	1,477,344
744,000	Senior Notes, 7.875% due 3/13/18 (a)	719,820
	Vanguard Health Holdings Co.:
2,820,000	I LLC, Senior Discount Notes, step bond to yield 12.741% due 10/1/15	2,495,700
765,000	II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	761,175
	Total Diversified Financial Services	18,977,937
Insurance — 0.6%
3,080,000	American International Group Inc., 8.175% due 5/15/58 (a)(d)	2,906,359

Real Estate Investment Trusts (REITs) — 0.3%
75,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	70,125
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
360,000	6.500% due 6/1/16	345,600
1,165,000	6.750% due 4/1/17	1,124,225
	Total Real Estate Investment Trusts (REITs)	1,539,950
Real Estate Management & Development — 0.7%
1,270,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	742,950
	Realogy Corp.:
450,000	10.500% due 4/15/14	315,000
1,885,000	11.000% due 4/15/14 (b)	1,121,575
2,045,000	Senior Subordinated Notes, 12.375% due 4/15/15	1,012,275
	Total Real Estate Management & Development	3,191,800
Thrifts & Mortgage Finance — 0.9%
5,500,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27 (e)	4,317,500
	TOTAL FINANCIALS	55,204,921
HEALTH CARE — 6.1%
Health Care Equipment & Supplies — 0.2%
1,270,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	1,174,750

Health Care Providers & Services — 5.9%
2,185,000	CRC Health Corp., 10.750% due 2/1/16	1,802,625
	DaVita Inc.:

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2008

Face Amount†	Security	Value
Health Care Providers & Services — 5.9% (continued)
230,000	Senior Notes, 6.625% due 3/15/13	$221,950
1,640,000	Senior Subordinated Notes, 7.250% due 3/15/15	1,603,100
	HCA Inc.:
3,920,000	Debentures, 7.500% due 11/15/95	2,892,113
	Notes:
1,150,000	6.375% due 1/15/15	960,250
970,000	7.690% due 6/15/25	798,085
40,000	Senior Notes, 6.250% due 2/15/13	34,900
	Senior Secured Notes:
1,640,000	9.250% due 11/15/16	1,693,300
2,885,000	9.625% due 11/15/16 (b)	2,978,763
2,675,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	2,715,125
	Tenet Healthcare Corp., Senior Notes:
2,310,000	6.375% due 12/1/11	2,223,375
90,000	6.500% due 6/1/12	85,275
4,250,000	7.375% due 2/1/13	4,016,250
	Universal Hospital Services Inc.:
530,000	6.303% due 6/1/15 (d)	498,200
1,990,000	Senior Secured Notes, 8.500% due 6/1/15 (b)	1,999,950
3,700,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12 (b)(d)	2,941,500
	Total Health Care Providers & Services	27,464,761
Pharmaceuticals — 0.0%
4,870,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(f)	109,575
	TOTAL HEALTH CARE	28,749,086
INDUSTRIALS — 13.1%
Aerospace & Defense — 1.8%
1,120,000	BE Aerospace Inc., 8.500% due 7/1/18	1,129,800
	DRS Technologies Inc., Senior Subordinated Notes:
310,000	6.625% due 2/1/16	316,200
1,405,000	7.625% due 2/1/18	1,492,812
4,235,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)	4,277,350
1,460,000	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	1,354,150
	Total Aerospace & Defense	8,570,312
Airlines — 2.4%
	Continental Airlines Inc., Pass-Through Certificates:
285,309	8.312% due 4/2/11	262,484
930,000	7.339% due 4/19/14	723,075
3,950,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	3,940,125
1,089,547	Delta Air Lines Inc., 8.954% due 8/10/14	817,160
	United Airlines Inc., Pass-Through Certificates:
1,045,000	6.831% due 9/1/08	1,115,538
2,268,135	7.811% due 10/1/09	2,574,333
962,968	8.030% due 7/1/11	1,097,784
460,000	6.932% due 9/1/11	540,500
	Total Airlines	11,070,999
Building Products — 1.7%
	Associated Materials Inc.:
5,335,000	Senior Discount Notes, step bond to yield 13.704% due 3/1/14	3,547,775
945,000	Senior Subordinated Notes, 9.750% due 4/15/12	940,275
	Nortek Inc.:
880,000	Senior Secured Notes, 10.000% due 12/1/13 (a)	844,800
970,000	Senior Subordinated Notes, 8.500% due 9/1/14	625,650

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2008

Face Amount†	Security	Value
Building Products — 1.7% (continued)
3,890,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.354% due 3/1/14	$1,789,400
	Total Building Products	7,747,900
Commercial Services & Supplies — 2.8%
3,155,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	2,729,075
855,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	748,125
4,100,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	4,100,000
2,150,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	2,268,250
2,495,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	2,095,800
	US Investigations Services Inc.:
1,110,000	11.750% due 5/1/16 (a)	960,150
280,000	Senior Subordinated Notes, 10.500% due 11/1/15 (a)	259,000
	Total Commercial Services & Supplies	13,160,400
Construction & Engineering — 0.3%
1,460,000	CSC Holdings Inc., 8.500% due 6/15/15 (a)	1,441,750

Industrial Conglomerates — 0.3%
	Sequa Corp.:
840,000	11.750% due 12/1/15 (a)	751,800
840,000	13.500% due 12/1/15 (a)(b)	777,000
	Total Industrial Conglomerates	1,528,800
Machinery — 0.3%
730,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	682,550
760,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	752,400
	Total Machinery	1,434,950
Road & Rail — 2.1%
2,740,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	2,863,300
5,965,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	5,457,975
	Kansas City Southern de Mexico, Senior Notes:
1,180,000	7.625% due 12/1/13	1,150,500
520,000	7.375% due 6/1/14	507,000
105,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	106,575
	Total Road & Rail	10,085,350
Trading Companies & Distributors — 1.1%
1,140,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	1,008,900
2,755,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	2,424,400
2,410,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	1,819,550
	Total Trading Companies & Distributors	5,252,850
Transportation Infrastructure — 0.3%
	Swift Transportation Co., Senior Secured Notes:
2,515,000	10.426% due 5/15/15 (a)(d)	817,375
1,495,000	12.500% due 5/15/17 (a)	515,775
	Total Transportation Infrastructure	1,333,150
	TOTAL INDUSTRIALS	61,626,461
INFORMATION TECHNOLOGY — 2.8%
Communications Equipment — 0.5%
3,140,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	2,417,800

Electronic Equipment & Instruments — 0.5%
	NXP BV/NXP Funding LLC:

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2008

Face Amount†	Security	Value
Electronic Equipment & Instruments — 0.5% (continued)
1,135,000	Senior Notes, 9.500% due 10/15/15	$990,288
	Senior Secured Notes:
520,000	5.541% due 10/15/13 (d)	459,550
760,000	7.875% due 10/15/14	703,000
	Total Electronic Equipment & Instruments	2,152,838
IT Services — 1.5%
1,430,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(b)	1,301,300
	First Data Corp.:
250,000	5.625% due 11/1/11	146,250
2,390,000	9.875% due 9/24/15 (a)	2,082,287
	SunGard Data Systems Inc.:
570,000	Senior Notes, 9.125% due 8/15/13	578,550
3,020,000	Senior Subordinated Notes, 10.250% due 8/15/15	3,050,200
	Total IT Services	7,158,587
Software — 0.3%
1,820,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	1,446,900
	TOTAL INFORMATION TECHNOLOGY	13,176,125
MATERIALS — 7.6%
Chemicals — 1.4%
	Georgia Gulf Corp., Senior Notes:
165,000	9.500% due 10/15/14	124,163
3,420,000	10.750% due 10/15/16	2,069,100
800,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	736,000
1,440,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	1,530,000
2,870,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	1,736,350
494,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	417,430
	Total Chemicals	6,613,043
Containers & Packaging — 0.5%
650,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	624,000
525,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	488,250
725,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (c)(e)(f)	0
810,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16 (a)	862,650
400,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	352,000
	Total Containers & Packaging	2,326,900
Metals & Mining — 2.8%
2,090,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	2,208,378
880,000	Metals USA Holdings Corp., 8.791% due 7/1/12 (b)(d)	814,000
2,345,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	2,450,525
230,000	Noranda Aluminium Acquisition Corp., 6.828% due 5/15/15 (b)(d)	199,525
1,390,000	Noranda Aluminium Holding Corp., Senior Notes, 8.578% due 11/15/14 (b)(d)	1,146,750
2,425,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	2,303,750
4,195,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	4,184,512
	Total Metals & Mining	13,307,440
Paper & Forest Products — 2.9%
	Abitibi-Consolidated Co. of Canada:
3,215,000	15.500% due 7/15/10 (a)	2,539,850
2,480,000	Senior Secured Notes, 13.750% due 4/1/11 (a)	2,628,800
	Appleton Papers Inc.:
125,000	Senior Notes, 8.125% due 6/15/11	118,750
2,410,000	Senior Subordinated Notes, 9.750% due 6/15/14	2,253,350

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2008

Face Amount†	Security	Value
Paper & Forest Products — 2.9% (continued)
	NewPage Corp., Senior Secured Notes:
3,505,000	9.123% due 5/1/12 (d)	$3,540,050
430,000	10.000% due 5/1/12	437,525
789,511	Newpage Holding Corp., 9.986% due 11/1/13 (b)(d)	765,826
	Verso Paper Holdings LLC:
448,000	8.709% due 2/1/13 (d)	403,200
830,000	11.375% due 8/1/16	790,575
	Total Paper & Forest Products	13,477,926
	TOTAL MATERIALS	35,725,309
TELECOMMUNICATION SERVICES — 8.3%
Diversified Telecommunication Services — 5.3%
385,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	309,925
	Citizens Communications Co.:
160,000	Debentures, 7.050% due 10/1/46	112,800
2,125,000	Senior Notes, 7.875% due 1/15/27	1,870,000
1,555,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (c)(e)(f)	0
	Hawaiian Telcom Communications Inc.:
130,000	Senior Notes, 9.750% due 5/1/13	52,650
980,000	Senior Subordinated Notes, 12.500% due 5/1/15	249,900
	Level 3 Financing Inc.:
40,000	6.704% due 2/15/15 (d)	33,600
3,390,000	Senior Notes, 9.250% due 11/1/14	3,101,850
2,200,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	2,167,000
	Qwest Communications International Inc.:
500,000	7.250% due 2/15/11	485,625
	Senior Notes:
250,000	6.176% due 2/15/09 (d)	250,000
1,440,000	7.500% due 2/15/14	1,375,200
4,245,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	3,459,675
	Virgin Media Finance PLC, Senior Notes:
10,000	8.750% due 4/15/14	9,450
4,097,000	9.125% due 8/15/16	3,861,422
3,950,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	4,167,250
3,100,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	3,107,750
	Total Diversified Telecommunication Services	24,614,097
Wireless Telecommunication Services — 3.0%
1,340,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	1,554,400
610,000	iPCS Inc., 4.998% due 5/1/13 (d)	552,050
760,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	735,300
	Sprint Capital Corp.:
5,550,000	Notes, 8.750% due 3/15/32	5,299,140
3,250,000	Senior Notes, 6.875% due 11/15/28	2,712,369
3,700,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	3,242,125
	Total Wireless Telecommunication Services	14,095,384
	TOTAL TELECOMMUNICATION SERVICES	38,709,481
UTILITIES — 9.5%
Electric Utilities — 1.4%
2,130,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	2,311,050
4,230,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16 (a)(b)	4,113,675
	Total Electric Utilities	6,424,725

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2008

Face Amount†	Security	Value
Gas Utilities — 0.6%
2,890,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	$2,745,500

Independent Power Producers & Energy Traders — 7.5%
646,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	613,921
	AES Corp., Senior Notes:
3,435,000	8.000% due 10/15/17	3,383,475
560,000	8.000% due 6/1/20 (a)	543,200
	Dynegy Holdings Inc.:
2,090,000	Senior Debentures, 7.625% due 10/15/26	1,745,150
1,890,000	Senior Notes, 7.750% due 6/1/19	1,729,350
320,000	Dynegy Inc., 7.670% due 11/8/16	315,200
	Edison Mission Energy, Senior Notes:
1,670,000	7.750% due 6/15/16	1,670,000
1,150,000	7.200% due 5/15/19	1,078,125
1,785,000	7.625% due 5/15/27	1,610,962
14,920,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	14,957,300
1,159,410	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	1,336,220
1,200,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,195,500
	NRG Energy Inc., Senior Notes:
500,000	7.250% due 2/1/14	478,750
4,220,000	7.375% due 2/1/16 (g)	3,982,625
165,000	7.375% due 1/15/17	156,338
520,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	386,257
	Total Independent Power Producers & Energy Traders	35,182,373
	TOTAL UTILITIES	44,352,598
	TOTAL CORPORATE BONDS & NOTES (Cost — $471,771,737)	429,244,105
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
9,956,016	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(e)(f) (Cost - $10,648,125)	0

CONVERTIBLE BOND & NOTE — 0.3%
Transportation — 0.3%
1,685,000	Horizon Lines Inc., 4.250% due 8/15/12 (Cost - $1,332,257)	1,316,406

COLLATERALIZED MORTGAGE OBLIGATION — 0.2%
1,739,254	Countrywide Home Loan Mortgage Pass Through Trust, 5.214% due 4/20/35 (d) (Cost - $1,050,797)	1,130,516

COLLATERALIZED SENIOR LOANS — 2.8%
Auto Components — 0.4%
2,238,750	Allison Transmission, Term Loan B, 5.573% due 8/7/14 (d)	2,003,681

Containers & Packaging — 0.4%
2,678,397	Berry Plastics Corp., Senior Term Loan, 9.728% due 6/15/14 (d)	1,941,838

Diversified Telecommunication Services — 0.9%
4,250,000	Intelsat Ltd., Term Loan, 9.250% due 8/15/14 (d)	4,282,984

Energy Equipment & Services — 0.6%
2,533,474	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (d)(e)	2,533,474

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2008

Face Amount†	Security	Value
Oil, Gas & Consumable Fuels — 0.3%
1,500,000	Stallion Oilfield Services, Term Loan, 8.361% due 7/31/12 (d)	$1,335,000

Trading Companies & Distributors — 0.2%
1,120,195	Penhall International Corp., Term Loan, 9.883% due 4/1/12 (a)(d)	996,974
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $13,991,576)	13,093,951
SOVEREIGN BOND — 0.7%
Russia — 0.7%
2,856,500	Russian Federation, 7.500% due 3/31/30 (a) (Cost - $3,126,649)	3,207,928

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
4,660,992	Home Interiors & Gifts Inc. (e)(f)*	5

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
73,499	Aurora Foods Inc. (e)(f)*	0

MATERIALS — 0.0%
Chemicals — 0.0%
1	Pliant Corp. (e)(f)*	0

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
3,736	McLeodUSA Inc., Class A Shares (e)(f)*	0
20,125	Pagemart Wireless (e)(f)*	201
	TOTAL TELECOMMUNICATION SERVICES	201
	TOTAL COMMON STOCKS (Cost — $2,167,617)	206
CONVERTIBLE PREFERRED STOCKS — 0.8%
FINANCIALS — 0.8%
2,790	Bank of America Corp., 7.250%	2,469,150
32,700	Citigroup Inc., 6.500%	1,422,450
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $4,432,120)	3,891,600
PREFERRED STOCKS — 0.5%
CONSUMER DISCRETIONARY — 0.3%
Automobiles — 0.3%
22,300	Ford Motor Co., 7.400%	267,600
17,100	Ford Motor Co., 8.000%	239,400
1,600	Ford Motor Co., Series F, 7.550%	20,496
900	General Motors Corp., 7.250%	10,962
10,100	General Motors Corp., Senior Notes, 7.250%	127,361
2,600	General Motors Corp., Senior Notes, 7.375%	32,296
31,700	General Motors Corp., Senior Notes, 7.500%	408,296
	Total Automobiles	1,106,411
Media — 0.0%
4	ION Media Networks Inc., Series B, 12.000% *	2,600
	TOTAL CONSUMER DISCRETIONARY	1,109,011
FINANCIALS — 0.2%
Diversified Financial Services — 0.0%
3,400	Preferred Plus, Trust Series FRD-1, 7.400%	41,888

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2008

Shares	Security	Value
Diversified Financial Services — 0.0% (continued)
8,400	Saturns, Series F 2003-5, 8.125%	$121,044
	Total Diversified Financial Services	162,932
Thrifts & Mortgage Finance — 0.2%
37,200	Federal National Mortgage Association (FNMA), 8.250%	853,740
	TOTAL FINANCIALS	1,016,672
	TOTAL PREFERRED STOCKS (Cost — $2,619,799)	2,125,683

Warrants
WARRANTS — 0.0%
1,705	Cybernet Internet Services International Inc., Expires 7/1/09(e)(f)*	0
2,200	Elyria Foundry Co. LLC, Expires 3/1/15(a)(e)(f)*	0
1,555	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(e)(f)*	0
1,185	IWO Holdings Inc., Expires 1/15/11(a)(e)(f)*	0
1,000	Jazztel PLC, Expires 7/15/10(e)(f)*	0
1,765	Merrill Corp., Class B Shares, Expires 5/5/09(e)(f)*	0
3,510	Viasystems Group Inc., Expires 1/12/10(e)(f)*	0
	TOTAL WARRANTS (Cost — $623,617)	0
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $511,764,294)	454,010,395

Face Amount†
SHORT-TERM INVESTMENTS — 1.3%
Sovereign Bonds — 1.0%
		Egypt Treasury Bills:
$13,250,000	EGP	Zero coupon bond to yield 10.240% due 11/4/08	2,397,329
12,850,000	EGP	Zero coupon bond to yield 10.341% due 11/11/08	2,319,659
		Total Sovereign Bonds (Cost — $4,649,955)	4,716,988
Repurchase Agreement — 0.3%
1,338,000		Morgan Stanley tri-party repurchase agreement dated 6/30/08, 2.400% due 7/1/08; Proceeds at maturity - $1,338,089; (Fully collateralized by U.S. government agency obligation, 0.000% due 12/30/08; Market value $1,367,272) (Cost - $1,338,000) (g)	1,338,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $5,987,955)	6,054,988
		TOTAL INVESTMENTS — 98.1% (Cost — $517,752,249#)	460,065,383
		Other Assets in Excess of Liabilities — 1.9%	9,119,828
		TOTAL NET ASSETS — 100.0%	$469,185,211

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is currently in default.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(f)	Illiquid security.
(g)	All or a portion of this security is segregated for swap contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2008

Abbreviation used in this schedule:
EGP - Egyptian Pound

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek high current income. Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Credit Default Swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage.  CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund  has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

(d) Credit and Market Risk.  The Fund invests in high yield instruments that are subject to certain credit and market risks.  The yields of high yield obligations reflect, among other things, perceived credit and market risks.  The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Notes to Schedule of Investments (unaudited) (continued)

Gross unrealized appreciation	$8,193,153
Gross unrealized depreciation	(65,880,019)
Net unrealized depreciation	$(57,686,866)

At June 30, 2008, the Fund held the following credit default swap contract:

Swap Counterparty:	Barclays Capital Inc.
Referenced Entity:	CDX.NA.HY.10
Notional Amount:	$3,500,000
Payments Received by Fund:	Payment only if credit event occurs
Payments Made by Fund:	Fixed Rate, 5.000%
Termination Date:	6/20/13
Unrealized Appreciation	$45,648

3.  Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.  The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157.  The Fund will implement the disclosure requirements beginning with its  December 31, 2008 Form N-Q.

***

In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	August 26, 2008